ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS (Tables)	12 Months Ended
Jun. 30, 2024
ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS
Summary of fair value of the consideration of payment

Shares issued	154,795
Assumed RSU & Stock options	1,620
Cash payment	29
Total consideration	156,444

Cash payment	215
Regulatory activities	1,120
Total consideration	1,335

Summary of assets acquired, liabilities assumed, and non-controlling interest recognized

Net assets incorporated

Cash and cash equivalents	4,402
Trade receivables	6,855
Other receivables	1,423
Inventories	11,183
Property, plant and equipment	12,607
Right of use assets, net	3,005
Intangible assets	17,766
Restricted cash	1,560
Other assets	683
Trade and other payables	(22,653)
Lease liabilities	(3,245)
Borrowings	(25,586)
Other liabilities	(857)

Revaluation of existing assets

Property, plant and equipment	494
Intangible assets	79,053
Deferred tax	(6,336)

Total net assets identified	80,354

Goodwill	76,090

Total consideration	156,444

Net assets incorporated

Cash and cash equivalents	253
Other financial assets	74
Trade receivables	596
Other receivables	289
Income and minimum presumed recoverable income taxes	20
Inventories	4,031
Property, plant and equipment	817
Intangible assets	122
Right of use asset	169
Trade and other payables	(2,303)
Borrowings	(743)
Employee benefits and social security	(23)
Deferred revenue and advances from customers	(3)
Provisions for contingencies	(356)
Lease liabilities	(169)
Deferred tax liabilities	(501)
Total net assets identified	2,273

Non-controlling interest	(1,114)

Goodwill	176

Total consideration	1,335